Shareholder Report, Line Graph (Details) - USD ($)		8 Months Ended	12 Months Ended	20 Months Ended	32 Months Ended	44 Months Ended	56 Months Ended	68 Months Ended	80 Months Ended	92 Months Ended	104 Months Ended
	Mar. 20, 2017	Nov. 30, 2017	Nov. 30, 2025	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000179256
Account Value [Line Items]
Line Graph and Table Measure Name			Saba Closed-End Funds ETF
Accumulated Value	$ 10,000	$ 11,184		$ 10,756	$ 12,616	$ 13,383	$ 15,668	$ 15,392	$ 17,416	$ 22,912	$ 25,243
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	11,313		12,023	13,960	16,396	20,974	19,043	21,678	29,025	33,379
iBoxx Liquid High Yield Index USD TR
Account Value [Line Items]
Line Graph and Table Measure Name			iBoxx Liquid High Yield Index
Accumulated Value	$ 10,000	$ 10,464		$ 10,556	$ 11,617	$ 12,188	$ 12,679	$ 11,684	$ 12,569	$ 14,148	$ 15,225